Subsequent Event (Details) - Changyou Merger [Member] - Sohu [Member] - Subsequent Event [Member] - Changyou [Member] - USD ($)	Apr. 16, 2020	Apr. 03, 2020	Apr. 17, 2020
Sohu Game [Member] | ICBC Tokyo [Member]
Subsequent Event [Line Items]
Bearing interest of term facility		Three Month LIBOR plus a margin of 1.75%
Exchange rate of deposit equivalent		USD1.00 = RMB7.20
Term loan drawdown by Sohu Game	$ 192,000,000
Sohu Game [Member] | ICBC Tokyo [Member] | Four-Year Facility [Member]
Subsequent Event [Line Items]
The outstanding principal amount of loans due and payable at the end of each of the second and third calendar years		$ 750,000,000
Maximum [Member] | Sohu Game [Member] | ICBC Tokyo [Member]
Subsequent Event [Line Items]
Term loan		250,000,000
Maximum [Member] | Sohu Game [Member] | ICBC Tokyo [Member] | One-Year Facility [Member]
Subsequent Event [Line Items]
Term loan		100,000,000
Maximum [Member] | Sohu Game [Member] | ICBC Tokyo [Member] | Four-Year Facility [Member]
Subsequent Event [Line Items]
Term loan		$ 150,000,000
Minimum [Member]
Subsequent Event [Line Items]
Voting power held by the Company			90.00%
Minimum [Member] | ICBC Tokyo [Member]
Subsequent Event [Line Items]
Proportion of mortgaged outstanding of Sohu Game		97.90%
Minimum [Member] | Sohu Game [Member] | ICBC Tokyo [Member]
Subsequent Event [Line Items]
Deposit equivalent within one month		$ 125,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Cash received in exchange for the right			$ 5.4
ADS [Member]
Subsequent Event [Line Items]
Cash received in exchange for the right			$ 10.80